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                                                                       EDUCATION



SEMIANNUAL REPORT JUNE 30, 2000



                                  EATON VANCE

HIGHWAY                            TAX FREE

                                    RESERVES


               BRIDGE
                                              75TH ANNIVERSARY

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2000

INVESTMENT UPDATE

[PHOTO]

William H. Ahern, Jr.
Portfolio Manager

INVESTMENT ENVIRONMENT

     The Economy

- In response to a strong economy and signs of rising inflation, the Federal Reserve Board raised the Federal Funds rate, a key barometer of short-term interest rates, on six occasions in the past 13 months. The Fed has been especially concerned that rising labor costs and increased demand, despite improvements in productivity, could lead to higher inflation.

- There is evidence that the Fed's series of rate hikes is starting to have the desired effect. Interest-rate-sensitive sectors of the economy - especially housing and construction - have slowed significantly. Although still healthy, consumer spending has cooled off.

- Recent inflation indicators have been favorable. Wage gains, a source of concern in a tight labor market, showed little movement in May. Both the Producer Price Index and the Consumer Price Index have been benign, and the number of manufacturers experiencing price increases from suppliers dropped off sharply.

     The Market

- The bond market rallied briefly in February and March, as investors sought some refuge from the increasingly volatile equity markets. However, the downtrend resumed in April and May, when the Fed punctuated its anti-inflation stance with a 50 basis point (0.50%) rate hike.

- In June, bond yields rallied again. Investors were encouraged by new data indicating the economy was cooling down, since this decreases the likelihood that the Federal Reserve Bank will impose many further rate hikes.
     -------------------------------------------------------------------------
     MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
     -------------------------------------------------------------------------
THE FUND

     The Past Six Months

- During the six months ended June 30, 2000, shareholders of Eaton Vance Tax Free Reserves received $0.018 per share in dividend income, all of which was free from regular federal income tax.(1)

- Based on the last monthly dividend paid and the Fund's $1.00 share price, its distribution rate was 3.73% on June 30, 2000.(2) The Fund's 7-day yield on that date was 3.73%.(3)

     About Eaton Vance Tax Free Reserves

- Eaton Vance Tax Free Reserves invests only in U.S. dollar-denominated, high-quality municipal securities that present minimal credit risk.(4)

- To attain its investment objective, the Fund invests in short-term obligations that are rated in the two highest short-term ratings categories and provide income exempt from regular federal income tax.(1)

- Many investors are interested in earning tax-exempt income with their cash reserves. A money market mutual fund investing in high-quality assets, free of federal taxation, can be a prudent way of earning income while preserving capital and maintaining liquidity.(1,4)

(1) A portion of the Fund's income may at times be subject to federal alternative minimum and/or regular income tax. Income may be subject to state tax.

(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(3) The Fund's yield is calculated by dividing the net investment income per share for the 7-day period by the net asset value at the end of the period and annualizing the result.

(4) An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has no sales charge.

Past performance is no guarantee of future results. Investment return and yield may vary.

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Commercial Paper -- 4.6%
------------------------------------------------------------------------
     $1,500        Rochester, MN, Health Care Facilities,
                   (Mayo Clinic), 4.20%, 11/16/00            $ 1,500,000
------------------------------------------------------------------------
                                                             $ 1,500,000
------------------------------------------------------------------------
General Obligation Notes / Bonds -- 18.8%
------------------------------------------------------------------------
     $1,725        Harford County, MD, 5.00%, 12/1/00        $ 1,731,547
      1,000        Maryland State, 4.75%, 8/1/00               1,000,862
        200        New Hampshire State, 4.25%, 9/1/00            199,982
      1,375        Portland, OR, 5.00%, 4/1/01                 1,378,932
      1,810        Washington State, 4.70%, 10/1/00            1,813,525
------------------------------------------------------------------------
                                                             $ 6,124,848
------------------------------------------------------------------------
Revenue Notes / Bonds -- 7.5%
------------------------------------------------------------------------
     $  400        Maricopa County, AZ, Transportation
                   Board of Excise Tax Authority, (AMBAC),
                   5.50%, 7/1/00                             $   400,000
      1,000        Tarrant County, TX, Water Control and
                   Improvement, (AMBAC), 5.75%, 3/1/01         1,007,041
      1,000        Wisconsin HEFA, (Medical College of
                   Wisconsin), 7.25%, 12/1/00                  1,026,713
------------------------------------------------------------------------
                                                             $ 2,433,754
------------------------------------------------------------------------
Variable Rate Demand Obligations -- 69.3%
------------------------------------------------------------------------
     $1,250        Albuquerque, NM, Airport, (LOC:
                   Bayerische Landesbank), 4.80%, 7/1/17     $ 1,250,000
      1,100        Austin, TX, Airport, (LOC: Morgan
                   Guaranty Trust), 4.80%, 11/15/17            1,100,000
        465        Bexar County, TX, Health Facilities,
                   (LOC: Rabobank Nederland),
                   4.80%, 7/1/11                                 465,000
        750        California PCR, (Wadham Energy), (LOC:
                   Banque Paribas), 4.80%, 11/1/17               750,000
        500        Chicago, IL, Multifamily, (LOC: Swiss
                   Bank), 4.85%, 11/1/10                         500,000
      1,500        Clark County, NV, Airport, (LOC:
                   Westduetsche Landesbank), 4.70%, 7/1/25     1,500,000
      1,200        Delaware Valley, PA, Regional Finance
                   Authority, (LOC: Credit Suisse),
                   4.75%, 12/1/20                              1,200,000
        400        Fulton County, GA, IDR, (American
                   National Red Cross), (LOC: Wachovia Bank
                   of GA, N.A.), 4.80%, 8/1/05                   400,000
        900        Galveston, TX, IDR, (Mitchell
                   Interests), (LOC: Bank One),
                   5.10%, 9/1/13                                 900,000
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Variable Rate Demand Obligations (continued)
------------------------------------------------------------------------
     $  965        Illinois Development Finance Authority,
                   (Cinnamon Lake Towers), (LOC: The First
                   National Bank of Chicago),
                   4.80%, 4/15/37                            $   965,000
      1,250        Jefferson Parish, LA, Hospital Revenue
                   Authority, (West Jefferson Medical
                   Center), (LOC: Rabobank Nederland),
                   4.80%, 1/1/26                               1,250,000
      1,500        Kansas City, MO, IDA, (Willow Creek IV
                   Apartments), Fannie Mae, 4.90%, 9/1/25      1,500,000
        600        Lee County, FL, IDA, Health Care
                   Facilities, (Cypress Cove HealthPark),
                   (LOC: Kredietbank, N.V.),
                   4.75%, 10/1/04                                600,000
      1,500        Maryland HEFA, (Charlestown Community),
                   (LOC: First Union), 5.05%, 1/1/28           1,500,000
      1,000        Metropolitan Government of Nashville and
                   Davidson Counties, TN, IDR, (Dixie
                   Graphics, Inc.), (LOC: Suntrust Bank,
                   Nashville, N.A.), 4.80%, 5/1/09             1,000,000
        300        Missouri HEFA, Cox Health Systems, (SPA:
                   Chase Manhattan), (MBIA), 4.50%, 6/1/15       300,000
        750        Nebhelp, Inc., NE, (LOC: Student Loan
                   Marketing), 4.80%, 12/1/16                    750,000
      1,000        New York, NY, Local Government
                   Assistance Corp., (LOC: Bank of Nova
                   Scotia), 4.40%, 4/1/25                      1,000,000
        700        Panhandle-Plains, TX, HEFA, (LOC:
                   Student Loan Marketing), 4.80%, 10/1/02       700,000
      1,500        Port Development Corp., TX, Stolt
                   Terminals, (LOC: Canadian Imperial
                   Bank), 4.75%, 1/15/14                       1,500,000
      2,020        Putnam County, FL, PCR, (Seminole
                   Electric), (SBPA: National Rural
                   Utilities Corp.), 4.85%, 3/15/14            2,020,000
      1,485        Texas Veteran's Housing Assistance State
                   Guaranty, 4.70%, 12/1/16                    1,485,000
------------------------------------------------------------------------
                                                             $22,635,000
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.2%
   (identified cost $32,693,602)                             $32,693,602(1)
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.2)%                     $   (51,568)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $32,642,034
------------------------------------------------------------------------

 At June 30, 2000, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Maryland                                                    13.0%
Texas                                                       21.9%
Others, representing less than 10% individually             65.3%

 (1)  Cost for federal income taxes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $32,693,602)         $32,693,602
Cash                                           69,057
Receivable for Fund shares sold               482,259
Interest receivable                           209,704
-----------------------------------------------------
TOTAL ASSETS                              $33,454,622
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Dividends payable                         $    76,880
Payable to affiliate for Trustees' fees           485
Payable for Fund shares redeemed              717,327
Accrued expenses                               17,896
-----------------------------------------------------
TOTAL LIABILITIES                         $   812,588
-----------------------------------------------------
NET ASSETS FOR 32,659,583 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $32,642,034
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $32,659,721
Accumulated net realized loss (computed
   on the basis of identified cost)           (17,687)
-----------------------------------------------------
TOTAL                                     $32,642,034
-----------------------------------------------------

Net Asset Value, Offering Price
and Redemption Price Per Share
-----------------------------------------------------
($32,642,034  DIVIDED BY 32,659,583
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                           $      1.00
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
--------------------------------------------------
Interest                                  $790,892
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $790,892
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $102,429
Legal and accounting services               13,431
Transfer and dividend disbursing
   agent fees                                9,503
Registration fees                            6,905
Interest                                       854
Custodian fee                               17,909
Miscellaneous                                1,976
--------------------------------------------------
TOTAL EXPENSES                            $153,007
--------------------------------------------------
Deduct --
   Reduction of custodian fee             $ 17,909
   Reduction of investment adviser fee      60,439
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 78,348
--------------------------------------------------

NET EXPENSES                              $ 74,659
--------------------------------------------------

NET INVESTMENT INCOME                     $716,233
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $716,233
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $        716,233  $       1,360,580
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $        716,233  $       1,360,580
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $       (716,233) $      (1,360,580)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (716,233) $      (1,360,580)
-----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest at
   Net Asset Value of $1.00
   per share --
   Proceeds from sale of shares           $     75,060,255  $     159,035,883
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                       196,140            529,882
   Cost of shares redeemed                     (83,070,098)      (166,381,727)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (7,813,703) $      (6,815,962)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (7,813,703) $      (6,815,962)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     40,455,737  $      47,271,699
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     32,642,034  $      40,455,737
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 1.000        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.018        $ 0.029     $ 0.031     $ 0.031     $ 0.030     $ 0.035
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income             $(0.018)       $(0.029)    $(0.031)    $(0.031)    $(0.030)    $(0.035)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.018)       $(0.029)    $(0.031)    $(0.031)    $(0.030)    $(0.035)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 1.000        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                           1.80%          2.89%       3.09%       3.16%       3.08%       3.53%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $32,642        $40,456     $47,272     $33,960     $23,355     $23,912
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                        0.45%(3)       0.46%       0.48%       0.52%       0.33%       0.34%
   Net expenses after
      custodian fee
      reduction(2)                        0.37%(3)       0.38%       0.40%       0.46%       0.27%         --
   Interest expense                         --(3)(4)       --(4)     0.01%       0.01%       0.02%       0.05%
   Net investment income                  3.51%(3)       2.83%       3.04%       3.12%       3.04%       3.47%
--------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                            0.75%(3)       0.76%       0.76%       0.67%       0.69%       0.73%
   Expenses after custodian
      fee reduction(2)                    0.67%(3)       0.68%       0.68%       0.61%       0.63%         --
   Net investment income                  3.21%(3)       2.53%       2.76%       2.96%       2.66%       3.02%
Net investment income per
   share                               $ 0.016        $ 0.026     $ 0.028     $ 0.030     $ 0.027     $ 0.030
--------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) The expense ratios for the year ended December 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended
      December 31, 1995 have not been adjusted to reflect this change.
 (3)  Annualized.
 (4)  Represents less than 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax while preserving capital and maintaining liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Security Valuation -- The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Interest Income -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, accrued ratably to the date of maturity or call when required for federal income tax purposes.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $17,687, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2002 ($16,208) and December 31, 2005 ($1,479). Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders.

 D Other -- Investment transactions are accounted for on a trade date basis.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distribution to Shareholders
-------------------------------------------
   The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average monthly net assets. To enhance the net investment income of the Fund,

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   EVM made a reduction of its fee in the amount of $60,439 for the six months ended June 30, 2000. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 2000 was $24,176 and the average interest rate was 7.10%.

6 Purchases and Sales of Investments
-------------------------------------------
   The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $31,732,558 and $38,275,000, respectively.

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE TAX FREE RESERVES

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President and
Portfolio Manager

Thomas J. Fetter
Vice President

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC, INC.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122



EATON VANCE TAX FREE RESERVES
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
------------------------------------------------------------------------------

227-8/00                                                                 TRSRC